Unaudited Condensed Consolidated Statements of Comprehensive Loss - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Loss for the period	£ (24,114)	£ (6,995)	£ (26,587)	£ (13,833)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(49)	0	(76)	7
Other comprehensive (expense) income for the period	(49)	0	(76)	7
Total comprehensive loss for the period	(24,163)	(6,995)	(26,663)	(13,826)
Attributable to:
Equity holders of the Company	£ (24,163)	£ (6,995)	£ (26,663)	£ (13,826)